Restructuring Costs, Net (Details 1) (USD $)	3 Months Ended	12 Months Ended			3 Months Ended						12 Months Ended			12 Months Ended			12 Months Ended		12 Months Ended			12 Months Ended
	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Successor [Member]	Sep. 30, 2012 Successor [Member]	Jun. 30, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Sep. 30, 2011 Successor [Member]	Jun. 30, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member]	Dec. 31, 2011 Successor [Member]	Jan. 25, 2011 Successor [Member]	Dec. 31, 2012 Successor [Member] Severance cost [Member]	Dec. 31, 2011 Successor [Member] Severance cost [Member]	Jan. 25, 2011 Successor [Member] Severance cost [Member]	Dec. 31, 2012 Successor [Member] Asset Impairments [Member]	Jan. 25, 2011 Successor [Member] Asset Impairments [Member]	Dec. 31, 2012 Successor [Member] Pension Curtailment and Settlements [Member]	Dec. 31, 2011 Successor [Member] Pension Curtailment and Settlements [Member]	Jan. 25, 2011 Successor [Member] Pension Curtailment and Settlements [Member]	Dec. 31, 2012 Successor [Member] Other [Member]	Jan. 25, 2011 Successor [Member] Other [Member]
Summary of activities in accrued restructuring reserves, including pension obligations and property, plant and equipment
Beginning Balance											$ 1,000,000			$ 1,000,000
Charges	100,000	5,877,000	1,275,000	1,655,000	900,000	400,000	2,300,000	200,000	100,000	400,000	5,877,000	1,275,000		2,400,000	1,100,000		2,200,000		1,300,000	200,000		400,000
Usage											(5,100,000)	(300,000)		(2,100,000)	(100,000)		(2,200,000)		(400,000)	(200,000)		(400,000)
Ending Balance					$ 2,200,000			$ 1,000,000			$ 2,200,000	$ 1,000,000		$ 1,300,000	$ 1,000,000				$ 900,000